CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Net loss	$ (74)	$ (105)	$ (170)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	119	114	110
Deferred income taxes	(44)	2	143
Loss (gain) on disposal of assets	10	(5)	0
Noncash restructuring and impairment charges	10	35	8
Separation loss (gain)	3	(10)	(4)
Noncash interest	5	5	3
Noncash loss on foreign currency transactions	7	4	4
Other, net	7	8	6
Changes in assets and liabilities:
Accounts receivable	(65)	14	22
Inventories	(60)	102	21
Prepaid expenses	0	(3)	(1)
Other current assets	(19)	11	(3)
Other noncurrent assets	(49)	(32)	(33)
Accounts payable	120	(77)	(29)
Accrued liabilities	6	(6)	(12)
Other noncurrent liabilities	43	(23)	(32)
Net cash provided by operating activities	19	34	33
Investing Activities:
Capital expenditures	(73)	(69)	(152)
Proceeds from sale of businesses/assets	10	6	0
Cash received from unconsolidated affiliates	28	33	41
Investment in unconsolidated affiliates	(25)	(46)	(50)
Cash received from notes receivable	0	12	12
Other, net	0	0	(1)
Net cash used in investing activities	(60)	(64)	(150)
Financing Activities:
Proceeds from (payments on) short-term debt	(2)	3	(2)
Net (repayments) borrowing on notes payable	0	(7)	7
Principal payments on long-term debt	(5)	(5)	(6)
Proceeds from issuance of long-term debt	0	221	0
Proceeds from the termination of cross-currency swap contracts	0	0	15
Dividends paid to noncontrolling interests	(4)	(8)	(6)
Debt issuance costs paid	(3)	(7)	(1)
Other	(7)	(5)	0
Net cash provided by (used in) financing activities	(21)	192	7
Effect of exchange rate changes on cash	(2)	3	0
Net change in cash and cash equivalents	(64)	165	(110)
Cash and cash equivalents at beginning of period	220	55	165
Cash and cash equivalents at end of period	156	220	55
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	62	39	41
Cash paid for income taxes	14	3	8
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of December 31, 2021, 2020, 2019, respectively	$ 30	$ 23	$ 46